Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2012
Operating revenues	$657,645	$409,768	$371,799	$488,566
Operating income	134,623	15,380	6,310	115,211
Net income (loss)	78,919	(3,676)	(4,305)	62,393
Basic earnings (loss) per common share*	1.71	(0.08)	(0.09)	1.35
Diluted earnings (loss) per common share*	1.70	(0.08)	(0.09)	1.34

2011
Operating revenues	$628,440	$388,505	$352,592	$517,651
Operating income	126,335	20,568	1,253	101,924
Net income (loss)	68,549	4,055	(15,641)	55,324
Basic earnings (loss) per common share*	1.50	0.09	(0.34)	1.20
Diluted earnings (loss) per common share*	1.48	0.09	(0.34)	1.19

2010
Operating revenues	$668,751	$385,825	$307,683	$468,112
Operating income	121,732	24,031	184	86,170
Net income (loss)	64,648	(933)	(4,823)	44,985
Basic earnings (loss) per common share*	1.43	(0.02)	(0.11)	0.99
Diluted earnings (loss) per common share*	1.42	(0.02)	(0.11)	0.98

*	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.